Share Capital - Schedule of Share Capital and Share Premium (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	May 27, 2022 shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥)
Disclosure Of Classes Of Share Capital [Line Items]
Balance		¥ 1,735,831		¥ (1,024,945)
Balance, shares | shares		55,076,319	55,076,319
Shares surrendered and cancelled | shares	(60,540)
Issuance of Ordinary Shares				1,305,832
Conversion from preferred shares to ordinary shares				2,743,625
Balance		¥ 1,429,490	$ 212,994	2,082,618
Balance, shares | shares		55,015,779	55,015,779
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares		57,483,410	57,483,410
Shares surrendered and cancelled | shares		(60,540)	(60,540)
Balance, shares | shares		57,422,870	57,422,870
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance		¥ 66		24
Issuance of Ordinary Shares				14
Conversion from preferred shares to ordinary shares				28
Balance		66		66
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance		4,094,434		41,466
Issuance of Ordinary Shares				1,305,818
Conversion from preferred shares to ordinary shares				2,743,597
Issuance of shares to Co-Founders				1,417
Balance		4,094,434		¥ 4,092,298
Share Capital and Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Balance		4,094,500
Balance		¥ 4,094,500